COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 8:-   COMMITMENTS AND CONTINGENT LIABILITIES

a.       Lease commitments:

The Company and its U.S. Subsidiary rent their facilities under various operating lease agreements, which expire through 2021. In addition the Company leases certain motor vehicles under certain car operating lease agreement which expire through 2018. The minimum rental payments under operating leases as of December 31, 2014, are as follows:

	Rental of premises	Lease of motor vehicles

2015	$5,052	$561
2016	3,145	533
2017	2,735	237
2018	1,993	2
2019	1,945	-
2020 and thereafter	2,333	-

	$17,203	$1,333

Total rent expenses for the years ended December 31, 2012, 2013 and 2014 were $ 1,376, $ 2,008 and $ 4,616, respectively.

Total motor vehicle lease expenses for the years ended December 31, 2012, 2013 and 2014 were $ 272, $ 312 and $ 484, respectively.

b.       Pledges:

The Company has pledged bank deposits in the amount of $ 5,832, in connection with an office lease agreement, credit cards and hedging transactions.

c.       Legal contingencies:

The Company is currently not involved in any claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter.